UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 01/31/2018

Item 1 – Report to Stockholders

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds II

▶	BlackRock Global Dividend Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of January 31, 2018	BlackRock Global Dividend Portfolio

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund underperformed its benchmark, the MSCI All Country World Index (“ACWI”).

What factors influenced performance?

The largest detractors from the Fund’s performance were sector allocation and negative stock selection in consumer staples and sector allocation to information technology (“IT”). From a regional perspective, negative stock selection in Europe and North America detracted from performance, as did regional allocation to Europe. At the stock level, the largest detractors were French pharmaceutical company Sanofi, Canadian telecommunication services (“telecom”) provider Rogers Communications, Inc., and U.S. multinational tobacco producer Philip Morris International, Inc.

Positive stock selection in industrials and sector allocations in real estate investment trusts (“REITs”) and utilities were the largest contributors to performance. From a regional perspective, stock selection in emerging markets contributed the most to performance. Top contributors at the stock level included pharmaceutical company AbbVie, Inc., IT networking company Cisco Systems, Inc., and automotive parts and components distributor Genuine Parts Co.

Describe recent portfolio activity.

During the six-month period, the Fund trimmed its profitable position in conglomerate 3M Co. to initiate a new position in Amcor Ltd., the Australia-based global packing business, due to its stable end markets, cash generation, and management focus on shareholder returns. The Fund added back to holdings in tobacco companies Altria Group, Inc., British American Tobacco PLC, and Imperial Brands PLC, following share price weakness early in the period after the U.S. Food and Drug Administration announced that it would investigate limiting nicotine levels in cigarettes. This move took these tobacco holdings back to target weights, reflecting that the Fund’s conviction in these stocks is unchanged. The Fund trimmed positions in health care supply company Ansell Ltd. and Taiwan telecom Far EasTone Telecommunications Co. Ltd. to provide funds to add to its tobacco holdings. Finally, the Fund reduced position sizes in tax preparation specialist H&R Block, Inc. and pharmaceutical company AstraZeneca PLC following reviews of both stocks, and used the capital to add to positions in Cisco Systems and AbbVie to reflect the investment adviser’s increased conviction in these companies.

Describe portfolio positioning at period end.

The Fund’s largest absolute positions at the end of the period were in consumer staples and health care. The Fund had no exposure to energy, REITs, or utilities at the end of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Global Dividend Portfolio

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Altria Group, Inc.	4%
British American Tobacco PLC	4
Imperial Brands PLC	3
Johnson & Johnson	3
Novartis AG, Registered Shares	3
Sanofi	3
Cisco Systems, Inc.	3
TELUS Corp.	3
Amcor Ltd.	3
Philip Morris International, Inc.	3

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
United States	41%
United Kingdom	16
Switzerland	11
Canada	5
Australia	5
France	3
Taiwan	3
Belgium	2
Germany	2
Japan	2
Finland	2
Netherlands	1
Singapore	1
Sweden	1
China	1
Denmark	1
Hong Kong	1
India	1
Other Assets Less Liabilities	1

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	10.44%	21.56%	N/A	9.73%	N/A	7.27%	N/A
Investor A	10.25	21.31	14.94%	9.43	8.26%	6.99	6.40%
Investor C	9.82	20.36	19.36	8.61	8.61	6.18	6.18
Class K	10.44	21.69	N/A	9.81	N/A	7.34	N/A
MSCI ACWI(d)	14.29	27.48	N/A	11.02	N/A	5.91	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.
(c)	The Fund commenced operations on April 7, 2008.
(d)	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,104.40	$3.82	$1,000.00	$1,021.58	$3.67	0.72%
Investor A	$1,000.00	$1,102.50	$5.19	$1,000.00	$1,020.27	$4.99	0.98%
Investor C	$1,000.00	$1,098.20	$9.15	$1,000.00	$1,016.48	$8.79	1.73%
Class K	$1,000.00	$1,104.40	$3.50	$1,000.00	$1,021.88	$3.36	0.66%

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance	BlackRock Global Dividend Portfolio

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to Class K Shares inception date of June 8, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.7%

Australia — 5.2%
Amcor Ltd.	7,180,615	$83,964,245
Ansell Ltd.	1,687,447	34,130,889
Sonic Healthcare Ltd.	2,254,366	43,208,601

		161,303,735
Belgium — 2.4%
Anheuser-Busch InBev SA	267,054	30,246,589
bpost SA	1,317,757	43,814,239

		74,060,828
Canada — 5.3%
Rogers Communications, Inc., Class B	1,630,963	79,598,950
TELUS Corp.	2,240,906	84,371,022

		163,969,972
China — 1.1%
ANTA Sports Products Ltd.	7,040,000	33,778,558

Denmark — 1.1%
Novo Nordisk A/S, Class B	611,103	33,915,228

Finland — 2.1%
Kone Oyj, Class B	1,143,707	65,472,431

France — 3.0%
Sanofi	1,054,328	93,046,718

Germany — 2.4%
Deutsche Post AG, Registered Shares	1,545,956	73,022,843

Hong Kong — 0.6%
Sands China Ltd.	3,282,000	19,503,892

India — 0.6%
Hero MotoCorp Ltd.	330,981	19,190,449

Japan — 2.3%
Japan Tobacco, Inc.	2,169,600	71,900,119

Netherlands — 1.4%
Heineken NV	380,047	42,713,420

Singapore — 1.4%
DBS Group Holdings Ltd.	2,159,700	43,347,573

Sweden — 1.4%
Svenska Handelsbanken AB, A Shares	2,964,671	43,148,390

Switzerland — 10.4%
Givaudan SA, Registered Shares	20,788	50,042,022
Nestlé SA, Registered Shares	928,584	80,212,913
Novartis AG, Registered Shares	1,066,461	96,255,666
Roche Holding AG	218,376	53,955,097
SGS SA, Registered Shares	14,326	38,510,617

		318,976,315
Taiwan — 2.6%
Far EasTone Telecommunications Co. Ltd.	8,966,500	23,381,105
Taiwan Semiconductor Manufacturing Co. Ltd.	6,380,000	55,756,767

		79,137,872
United Kingdom — 15.5%
AstraZeneca PLC	886,767	61,553,373
British American Tobacco PLC	1,757,548	120,122,559
Diageo PLC	1,277,452	45,978,519
GlaxoSmithKline PLC	2,862,482	53,282,475
Imperial Brands PLC	2,563,019	105,477,071
Lloyds Banking Group PLC	29,406,234	29,053,343
Unilever PLC	1,061,801	60,093,993

		475,561,333
United States — 38.9%
3M Co.	166,790	41,780,895
AbbVie, Inc.	618,060	69,358,693

Security	Shares	Value
United States (continued)
Altria Group, Inc.	1,736,925	$122,175,305
Cisco Systems, Inc.	2,237,617	92,950,610
Citizens Financial Group, Inc.	709,408	32,561,827
Coca-Cola Co.	1,605,490	76,405,269
Genuine Parts Co.	798,464	83,096,148
H&R Block, Inc.	928,948	24,654,280
International Paper Co.	937,886	58,955,514
Johnson & Johnson	740,587	102,341,718
M&T Bank Corp.	262,752	50,127,827
Microsoft Corp.	346,147	32,887,426
PepsiCo, Inc.	505,512	60,813,094
Pfizer, Inc.	416,017	15,409,270
Philip Morris International, Inc.	781,074	83,754,565
Procter & Gamble Co.	669,830	57,833,122
U.S. Bancorp	851,022	48,627,397
United Parcel Service, Inc., Class B	257,792	32,822,077
United Technologies Corp.	450,958	62,236,714
Wells Fargo & Co.	722,841	47,548,481

		1,196,340,232

Total Long-Term Investments — 97.7% (Cost: $2,299,792,432)		3,008,389,908

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%,(a)(b)	55,481,518	55,481,518

Total Short-Term Securities — 1.8% (Cost: $55,481,518)		55,481,518

Total Investments — 99.5% (Cost: $2,355,273,950)		3,063,871,426
Other Assets Less Liabilities — 0.5%		14,724,787

Net Assets — 100.0%		$3,078,596,213

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Dividend Portfolio

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,819,176	(39,337,658)	55,481,518	$55,481,518	$169,751	$69	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	7,208	—	—

				$55,481,518	$176,959	$69	—

(a)	Includes net capital gain distributions.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$—	$161,303,735	$—	$161,303,735
Belgium	—	74,060,828	—	74,060,828
Canada	163,969,972	—	—	163,969,972
China	—	33,778,558	—	33,778,558
Denmark	—	33,915,228	—	33,915,228
Finland	—	65,472,431	—	65,472,431
France	—	93,046,718	—	93,046,718
Germany	—	73,022,843	—	73,022,843
Hong Kong	—	19,503,892	—	19,503,892
India	—	19,190,449	—	19,190,449
Japan	—	71,900,119	—	71,900,119
Netherlands	—	42,713,420	—	42,713,420
Singapore	—	43,347,573	—	43,347,573
Sweden	—	43,148,390	—	43,148,390
Switzerland	—	318,976,315	—	318,976,315
Taiwan	23,381,105	55,756,767	—	79,137,872
United Kingdom	—	475,561,333	—	475,561,333
United States	1,196,340,232	—	—	1,196,340,232
Short-Term Securities	55,481,518	—	—	55,481,518

	$1,439,172,827	$1,624,698,599	—	$3,063,871,426

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1(a)	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2(a)
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Taiwan	$32,803,603	$—	$—	$(32,803,603)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

January 31, 2018 (Unaudited)

BlackRock Global Dividend Portfolio

ASSETS
Investments at value — unaffiliated (cost — $2,299,792,432)	$3,008,389,908
Investments at value — affiliated (cost — $55,481,518)	55,481,518
Foreign currency at value (cost — $823,108)	823,113
Receivables:
Investments sold	13,669,729
Capital shares sold	5,179,202
Dividends — affiliated	25,467
Dividends — unaffiliated	6,083,533
Prepaid expenses	79,172

Total assets	3,089,731,642

LIABILITIES
Payables:
Investments purchased	3,081,802
Capital shares redeemed	4,991,481
Foreign taxes	10,946
Investment advisory fees	1,452,138
Officer’s and Trustees’ fees	6,642
Other accrued expenses	263,124
Other affiliates	172,441
Service and distribution fees	459,665
Transfer agent fees	697,190

Total liabilities	11,135,429

NET ASSETS	$3,078,596,213

NET ASSETS CONSIST OF
Paid-in capital	$2,356,503,806
Undistributed net investment income	1,043,173
Accumulated net realized gain	12,154,020
Net unrealized appreciation (depreciation)	708,895,214

NET ASSETS	$3,078,596,213

NET ASSET VALUE
Institutional — Based on net assets of $2,108,888,179 and 151,866,987 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.89

Investor A — Based on net assets of $568,784,778 and 41,094,958 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.84

Investor C — Based on net assets of $398,266,497 and 28,960,569 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.75

Class K — Based on net assets of $2,656,759 and 191,043 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.91

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations

Six Months Ended January 31, 2018 (Unaudited)

BlackRock Global Dividend Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$38,085,400
Dividends — affiliated	169,751
Securities lending income — affiliated — net	7,208
Foreign taxes withheld	(1,101,692)

Total investment income	37,160,667

EXPENSES
Investment advisory	8,436,171
Service and distribution — class specific	2,642,759
Transfer agent — class specific	1,126,195
Administration	573,081
Administration — class specific	302,369
Accounting services	176,036
Registration	101,324
Custodian	79,060
Professional	63,210
Officer and Trustees	30,107
Printing	32,713
Miscellaneous	30,761

Total expenses	13,593,786
Less fees waived by the Manager	(12,295)

Total expenses after fees waived	13,581,491

Net investment income	23,579,176

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	97,370,035
Capital gain distributions from investment companies — affiliated	69
Foreign currency transactions	(186,894)

Net realized gain (loss)	97,183,210

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	174,672,072
Foreign currency translations	170,879

Net change in realized appreciation (depreciation) on:	174,842,951

Net realized and unrealized gain	272,026,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$295,605,337

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Global Dividend Portfolio
	Six Months Ended 01/31/2018 (Unaudited)	Year Ended 07/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,579,176	$58,401,969
Net realized gain	97,183,210	51,677,604
Net change in unrealized appreciation (depreciation)	174,842,951	133,912,981

Net increase in net assets resulting from operations	295,605,337	243,992,554

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(18,505,612)	(41,326,004)
Investor A	(4,239,510)	(12,086,289)
Investor C	(1,535,159)	(5,507,884)
Class K	(19,661)	(688,718)
From net realized gain:
Institutional	(90,330,323)	(2,718,321)
Investor A	(24,081,553)	(1,128,799)
Investor C	(16,935,497)	(739,932)
Class K	(104,716)	(61,211)

Decrease in net assets resulting from distributions to shareholders	(155,752,031)	(64,257,158)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital transactions	3,758,659	156,706,180

NET ASSETS
Total increase in net assets	143,611,965	336,441,576
Beginning of period	2,934,984,248	2,598,542,672

End of period	$3,078,596,213	$2,934,984,248

Undistributed net investment income, end of period	$1,043,173	$1,763,939

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio
	Institutional
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$13.27		$12.43		$12.12		$12.25	$11.33	$10.13

Net investment income(a)	0.12		0.30		0.30		0.31	0.41	0.31
Net realized and unrealized gain	1.22		0.86		0.48		0.08	0.92	1.18

Net increase from investment operations	1.34		1.16		0.78		0.39	1.33	1.49

Distributions(b)
From net investment income	(0.12)		(0.30)		(0.29)		(0.32)	(0.41)	(0.29)
From net realized gain	(0.60)		(0.02)		(0.18)		(0.20)	—	—

Total distributions	(0.72)		(0.32)		(0.47)		(0.52)	(0.41)	(0.29)

Net asset value, end of period	$13.89		$13.27		$12.43		$12.12	$12.25	$11.33

Total Return(c)
Based on net asset value	10.44	%(d)	9.53%		6.73%		3.38%	11.83%	14.81%

Ratios to Average Net Assets
Total expenses	0.72	%(e)	0.74	%(f)	0.74	%(f)	0.75%	0.75%	0.81%

Total expenses after fees waived and/or reimbursed	0.72	%(e)	0.73	%(f)	0.74	%(f)	0.74%	0.75%	0.80%

Net investment income	1.73	%(e)	2.37	%(f)	2.56	%(f)	2.57%	3.42%	2.83%

Supplemental Data
Net assets, end of period (000)	$2,108,888		$1,969,274		$1,484,674		$1,313,697	$1,112,027	$812,277

Portfolio turnover rate	14%		18%		31%		34%	14%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

12

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)
	Investor A
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$13.23		$12.39		$12.08		$12.21	$11.30	$10.10

Net investment income(a)	0.10		0.26		0.27		0.28	0.38	0.27
Net realized and unrealized gain	1.22		0.86		0.47		0.08	0.91	1.19

Net increase from investment operations	1.32		1.12		0.74		0.36	1.29	1.46

Distributions(b)
From net investment income	(0.11)		(0.26)		(0.25)		(0.29)	(0.38)	(0.26)
From net realized gain	(0.60)		(0.02)		(0.18)		(0.20)	—	—

Total distributions	(0.71)		(0.28)		(0.43)		(0.49)	(0.38)	(0.26)

Net asset value, end of period	$13.84		$13.23		$12.39		$12.08	$12.21	$11.30

Total Return(c)
Based on net asset value	10.25	%(d)	9.24%		6.47%		3.09%	11.48%	14.58%

Ratios to Average Net Assets
Total expenses	0.98	%(e)	1.01	%(f)	1.02	%(f)	1.02%	1.03%	1.06%

Total expenses after fees waived and/or reimbursed	0.98	%(e)	1.01	%(f)	1.01	%(f)	1.02%	1.03%	1.06%

Net investment income	1.48	%(e)	2.06	%(f)	2.30	%(f)	2.32%	3.14%	2.54%

Supplemental Data
Net assets, end of period (000)	$568,785		$543,023		$672,554		$648,590	$712,945	$572,796

Portfolio turnover rate	14%		18%		31%		34%	14%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)
	Investor C
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$13.15		$12.32		$12.02		$12.15	$11.24	$10.06

Net investment income(a)	0.05		0.17		0.18		0.19	0.29	0.19
Net realized and unrealized gain	1.20		0.85		0.47		0.08	0.91	1.17

Net increase from investment operations	1.25		1.02		0.65		0.27	1.20	1.36

Distributions(b)
From net investment income	(0.05)		(0.17)		(0.17)		(0.20)	(0.29)	(0.18)
From net realized gain	(0.60)		(0.02)		(0.18)		(0.20)	—	—

Total distributions	(0.65)		(0.19)		(0.35)		(0.40)	(0.29)	(0.18)

Net asset value, end of period	$13.75		$13.15		$12.32		$12.02	$12.15	$11.24

Total Return(c)
Based on net asset value	9.82	%(d)	8.39%		5.63%		2.32%	10.74%	13.63%

Ratios to Average Net Assets
Total expenses	1.73	%(e)	1.76	%(f)	1.77	%(f)	1.77%	1.77%	1.81%

Total expenses after fees waived and/or reimbursed	1.73	%(e)	1.76	%(f)	1.77	%(f)	1.77%	1.77%	1.81%

Net investment income	0.74	%(e)	1.35	%(f)	1.54	%(f)	1.57%	2.40%	1.79%

Supplemental Data
Net assets, end of period (000)	$398,266		$386,971		$441,110		$417,176	$424,818	$331,547

Portfolio turnover rate	14%		18%		31%		34%	14%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

14

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)
	Class K
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 06/08/2016(a) 07/31/2016
Net asset value, beginning of period	$13.28		$12.44		$12.13

Net investment income(b)	0.16		0.30		0.02
Net realized and unrealized gain	1.18		0.87		0.37

Net increase from investment operations	1.34		1.17		0.39

Distributions(c)
From net investment income	(0.11)		(0.31)		(0.08)
From net realized gain	(0.60)		(0.02)		—

Total distributions	(0.71)		(0.33)		(0.08)

Net asset value, end of period	$13.91		$13.28		$12.44

Total Return(d)
Based on net asset value	10.44	%(e)	9.60%		3.24	%(e)

Ratios to Average Net Assets
Total expenses	0.66	%(f)	0.67	%(g)	1.15	%(f),(g)

Total expenses after fees waived and/or reimbursed	0.66	%(f)	0.67	%(g)	1.14	%(f),(g)

Net investment income	2.41	%(f)	2.42	%(g)	2.25	%(f),(g)

Supplemental Data
Net assets, end of period (000)	$2,657		$35,715		$205

Portfolio turnover rate	14%		18%		31	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Notes to Financial Statements (unaudited)	BlackRock Global Dividend Portfolio

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Dividend Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (“the trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statement of Cash Flows.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules and forms to modernize and enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures about derivatives and other items in investment company financial statements. In addition, certain registered investment companies are required to report information about their monthly portfolio holdings on new Form N-PORT and census-type information annually on new Form N-CEN. The compliance periods for implementing the new or amended rules are August 1, 2017 for Regulation S-X and June 1, 2018 for reporting on Form N-CEN. The compliance period applicable to the BlackRock Funds for reporting on Form N-PORT is June 1, 2018. The Fund continues to evaluate its approach to implementing the new rules.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Global Dividend Portfolio

Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) or options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (unaudited) (continued)	BlackRock Global Dividend Portfolio

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion — $2 Billion	0.550%
$2 Billion — $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Distribution Fee	—%	0.75%
Service Fee	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHARE HOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Global Dividend Portfolio

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$693,279	$1,949,480	$2,642,759

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2018, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$206,328	$55,462	$38,990	$1,589	$302,369

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2018, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$40,740	$—	$—	$40,740

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	Investor A	Investor C	Class K	Total
$2,294	$5,848	$2,848	$67	$11,057

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$739,397	$230,787	$155,777	$234	$1,126,195

Other Fees: For the six months ended January 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $22,662.

For the six months ended January 31, 2018, affiliates received CDSCs as follows:

Investor A	$3,916
Investor C	$9,361

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended January 31, 2018, the amount waived was $12,295.

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through November 30, 2018. This contractual agreement may be terminated with respect to the Fund upon 90 days’ notice by a majority of independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2018, there were no fees waived by the Manager.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (unaudited) (continued)	BlackRock Global Dividend Portfolio

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended January 31, 2018, the Fund paid BIM $1,238 securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2018, the Fund did not participate in the Interfund Lending Program.

Officer and Trustees Fees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
—	$3,494,732	($87,492)

6.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term securities, were $415,647,124 and $551,140,176 respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Global Dividend Portfolio

As of January 31, 2018, gross unrealized appreciation and gross unrealized depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,358,939,601

Gross unrealized appreciation	$747,431,315
Gross unrealized depreciation	(42,499,490)

Net unrealized appreciation	$704,931,825

8.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Liquidity Risk Management: The SEC adopted a new rule that requires registered open-end funds, including mutual funds and exchange-traded funds, but not money market funds, to establish a liquidity risk management program and expand disclosures about their liquidity and redemption practices. The new liquidity risk management rule will require significant compliance oversight and potentially change the way mutual funds and exchange-traded funds investing in certain asset classes are currently managed. The compliance period for implementing these new rules for the BlackRock funds is December 1, 2018. The SEC also adopted rules that permit an open-end fund (other than an exchange-traded fund or a money market fund) to implement “swing pricing” under certain circumstances, which allows a fund to adjust its net asset value to effectively pass on the transaction costs related to large subscriptions and redemptions.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (unaudited) (continued)	BlackRock Global Dividend Portfolio

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/2018		Year Ended 07/31/2017
	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,064,962	$285,027,516	65,225,586	$820,038,275
Shares issued in reinvestment of distributions	6,428,286	85,214,021	2,624,577	33,057,304
Shares redeemed	(23,990,362)	(325,712,928)	(38,890,079)	(483,371,531)

Net increase	3,502,886	$44,528,609	28,960,084	$369,724,048

Investor A
Shares sold	3,529,091	$47,597,735	13,224,126	$165,240,931
Shares issued in reinvestment of distributions	2,011,025	26,566,957	996,347	12,373,410
Shares redeemed	(5,483,875)	(73,768,799)	(27,451,869)	(342,723,361)

Net increase (decrease)	56,241	$395,893	(13,231,396)	$(165,109,020)

Investor C
Shares sold	1,545,537	$20,708,064	4,624,611	$57,276,179
Shares issued in reinvestment of distributions	1,302,376	17,091,786	449,691	5,589,823
Shares redeemed	(3,312,631)	(44,356,667)	(11,455,662)	(142,703,479)

Net decrease	(464,718)	$(6,556,817)	(6,381,360)	$(79,837,477)

Class K
Shares sold	120,926	$1,616,485	3,152,411	$38,012,869
Shares issued in reinvestment of distributions	8,487	112,532	58,780	744,470
Shares redeemed	(2,627,765)	(36,338,043)	(538,284)	(6,828,710)

Net increase (decrease)	(2,498,352)	$(34,609,026)	2,672,907	$31,928,629

Total Net Increase	596,057	$3,758,659	12,020,235	$156,706,180

At January 31, 2018, 16,488 Class K Shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Trust.

Investment Adviser and Administrator	Custodian
BlackRock Advisors, LLC	The Bank of New York Mellon
Wilmington, DE 19809	New York, NY 10286

Sub-Adviser	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Accounting Agent and Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (US) Inc.	Willkie Farr & Gallagher LLP
Wilmington, DE 19809	New York, NY 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	23

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 15, 2017, Deloitte & Touche LLP (“D&T”) was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. D&T’s reports on the Fund’s financial statements for the fiscal periods ended July 31, 2016 and July 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, D&T. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015, and the subsequent interim period through February 15, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ADDITIONAL INFORMATION	25

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-1/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: April 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: April 4, 2018

4